Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—46.8%
U.S. Treasury Notes
2.000%, 10/31/22	$405	$417
0.500%, 3/15/23	1,274	1,282
0.125%, 8/15/23	2,241	2,236
0.125%, 12/15/23	3,006	2,993
Total U.S. Government Securities (Identified Cost $6,919)		6,928

Mortgage-Backed Securities—13.4%
Agency—9.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	292	301
Federal Home Loan Mortgage Corp. REMIC
4309, B 3.000%, 8/15/39	63	64
4612, HA 2.500%, 5/15/41	107	108
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	128	132
2017-33, DA 3.500%, 7/25/43	139	141
2018-76, NA 3.500%, 7/25/43	449	461
Government National Mortgage Association II 2013-23, VU 2.500%, 11/20/42	122	128
		1,335

Non-Agency—4.4%
COMM Mortgage Trust
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	180
2012-CR2, A3 144A 2.841%, 8/15/45(1)	100	102
2012-CR5, A3 2.540%, 12/10/45	73	75
2013-CR7, A4 3.213%, 3/10/46	111	115
FRESB Mortgage Trust 2016-SB17, A5H 2.160%, 5/25/36(2)	83	83
Goldman Sachs Mortgage Securities Corp. II 2012-BWTR, A 144A 2.954%, 11/5/34(1)	100	101
		656

Total Mortgage-Backed Securities (Identified Cost $1,963)		1,991

Asset-Backed Securities—6.3%
Automobiles—2.6%
BMW Vehicle Owner Trust 2019-A, A3 1.920%, 1/25/24	97	98
Ford Credit Auto Owner Trust 2020-B, A3 0.560%, 10/15/24	155	156
	Par Value	Value

Automobiles—continued
Nissan Master Owner Trust Receivables 2019-B, A (1 month LIBOR + 0.430%) 0.536%, 11/15/23(2)	$140	$140
		394

Credit Card—3.2%
Barclays Dryrock Issuance Trust 2019-1, A 1.960%, 5/15/25	145	148
Citibank Credit Card Issuance Trust 2018-A4, A4 (1 month LIBOR + 0.340%) 0.444%, 6/7/25(2)	205	205
Discover Card Execution Note Trust 2019-A3, A 1.890%, 10/15/24	65	67
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	50	50
		470

Other—0.5%
Domino’s Pizza Master Issuer LLC 2017-1A, A2I (3 month LIBOR + 1.250%) 144A 1.468%, 7/25/47(1)(2)	73	73
Total Asset-Backed Securities (Identified Cost $930)		937

Corporate Bonds and Notes—32.5%
Communication Services—4.1%
AT&T, Inc. 0.900%, 3/25/24	340	341
Verizon Communications, Inc. 0.750%, 3/22/24	268	268
		609

Consumer Discretionary—2.8%
Eaton Corp. 2.750%, 11/2/22	160	166
Ford Motor Co. 8.500%, 4/21/23	145	162
Ralph Lauren Corp. 1.700%, 6/15/22	81	82
		410

Consumer Staples—2.1%
7-Eleven, Inc. 144A 0.800%, 2/10/24(1)	130	129
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	178	178
		307

Energy—4.8%
EOG Resources, Inc. 2.625%, 3/15/23	155	161
HollyFrontier Corp. 2.625%, 10/1/23	157	162
Marathon Petroleum Corp. 4.500%, 5/1/23	160	171
See Notes to Schedule of Investments

Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Pioneer Natural Resources Co. 0.750%, 1/15/24	$224	$223
		717

Financials—8.0%
Barclays plc 1.007%, 12/10/24	200	200
BP Capital Markets America, Inc. 2.937%, 4/6/23	107	112
General Motors Financial Co., Inc. 1.700%, 8/18/23	164	167
Royal Bank of Canada 1.600%, 4/17/23	99	101
State Street Corp. 2.825%, 3/30/23	187	192
Toyota Motor Credit Corp. 0.450%, 1/11/24	140	140
USAA Capital Corp. 144A 1.500%, 5/1/23(1)	270	276
		1,188

Health Care—1.7%
AbbVie, Inc. 2.300%, 11/21/22	136	140
Bristol-Myers Squibb Co. 2.600%, 5/16/22	104	107
		247

Industrials—5.0%
Boeing Co. (The) 4.508%, 5/1/23	378	405
General Electric Co. 2.700%, 10/9/22	156	161
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	162	169
		735

Information Technology—1.1%
Fidelity National Information Services, Inc. 0.375%, 3/1/23	169	168
Materials—1.0%
Newmont Corp. 3.700%, 3/15/23	140	147
Utilities—1.9%
Pacific Gas and Electric Co. 1.750%, 6/16/22	123	123
	Par Value	Value

Utilities—continued
Southern Co. (The) 2.950%, 7/1/23	$159	$167
		290

Total Corporate Bonds and Notes (Identified Cost $4,714)		4,818

Total Long-Term Investments—99.0% (Identified Cost $14,526)		14,674

	Shares
Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	427,563	428
Total Short-Term Investment (Identified Cost $428)		428

TOTAL INVESTMENTS—101.9% (Identified Cost $14,954)		$15,102
Other assets and liabilities, net—(1.9)%		(285)
NET ASSETS—100.0%		$14,817

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $1,030 or 7.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$937	$—	$937
Corporate Bonds and Notes	4,818	—	4,818
Mortgage-Backed Securities	1,991	—	1,991
U.S. Government Securities	6,928	—	6,928
Money Market Mutual Fund	428	428	—
Total Investments	$15,102	$428	$14,674
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX SHORT-TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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